Document And Entity Information	12 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Entity Registrant Name	FOREIGN TRADE BANK OF LATIN AMERICA, INC.
Entity Central Index Key	0000890541
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	BLX
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Class A common stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	6,342,189
Class B common stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,520,422
Class E common stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	29,710,556
Class F Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	0